Share Capital - Summary of Share Capital (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 MYR (RM) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 MYR (RM) shares
Disclosure of classes of share capital [line items]
At January 1 (Shares)	33,400,100	33,400,100	33,400,100	33,400,100
At December 31 (Shares)			33,400,100	33,400,100
At January 1 (value) | RM		RM 220,000
At December 31 (Value)	$ 2,981,812	RM 13,127,427		RM 220,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At January 1 (Shares)	50,000	50,000	50,000	50,000
Share buyback (Shares)	(50,000)	(50,000)	0	0
Issuance of shares(1) (Shares)	33,400,100	33,400,100
Issuance of shares(2) (Shares)	1,012,159	1,012,159	0	0
At December 31 (Shares)	34,412,259	34,412,259	50,000	50,000
At January 1 (value)	$ 49,972	RM 220,000		RM 220,000
Share buyback (Value)	(49,972)	(220,000)		0
Issuance of shares(1) (Value)	756	3,330
Issuance of shares(2) (Value)	2,981,056	13,124,097		0
At December 31 (Value)	$ 2,981,812	RM 13,127,427	$ 49,972	RM 220,000